Net Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net debt [line items]
Cash and cash equivalents restricted by legal or contractual arrangements	$ 159,000,000	$ 96,000,000
Defaults on loans payable	0
Revolving credit facility [member]
Disclosure of net debt [line items]
Revolving credit facility, maximum amount	5,500,000,000
Commercial paper, amount drawn	$ 0	$ 0
Revolving credit facility, maturity period	5 year